UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21619

Nuveen Equity Premium Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Equity Premium Income Fund (JPZ)
March 31, 2013

Shares	Description (1)	Value
Common Stocks – 100.4% (5)
Aerospace & Defense – 2.4%
44,366	Boeing Company	$ 3,808,821
44,474	Honeywell International Inc.	3,351,116
32,905	Raytheon Company	1,934,485
35,076	United Technologies Corporation	3,277,151
Total Aerospace & Defense	12,371,573
Air Freight & Logistics – 0.7%
41,809	United Parcel Service, Inc., Class B	3,591,393
Airlines – 0.0%
3,957	United Continental Holdings Inc., (2)	126,664
Auto Components – 0.1%
30,296	Cooper Tire & Rubber	777,395
Automobiles – 0.8%
185,001	Ford Motor Company	2,432,763
32,461	Harley-Davidson, Inc.	1,730,171
Total Automobiles	4,162,934
Beverages – 2.7%
180,676	Coca-Cola Company	7,306,537
14,723	Monster Beverage Corporation, (2)	702,876
75,742	PepsiCo, Inc.	5,991,950
Total Beverages	14,001,363
Biotechnology – 1.8%
40,799	Amgen Inc.	4,182,305
22,699	Celgene Corporation, (2)	2,631,041
47,374	Gilead Sciences, Inc., (2)	2,318,010
Total Biotechnology	9,131,356
Building Products – 0.2%
42,748	Masco Corporation	865,647
Capital Markets – 1.9%
99,725	Charles Schwab Corporation	1,764,135
20,622	Goldman Sachs Group, Inc.	3,034,527
35,138	Legg Mason, Inc.	1,129,687
100,638	Morgan Stanley	2,212,023
38,635	Waddell & Reed Financial, Inc., Class A	1,691,440
Total Capital Markets	9,831,812
Chemicals – 2.3%
48,008	Dow Chemical Company	1,528,575
42,638	E.I. Du Pont de Nemours and Company	2,096,084
34,457	Eastman Chemical Company	2,407,511
24,907	Monsanto Company	2,630,926
53,293	Olin Corporation	1,344,049
60,403	RPM International, Inc.	1,907,527
Total Chemicals	11,914,672
Commercial Banks – 2.6%
33,724	Comerica Incorporated	1,212,378
16,998	HSBC Holdings PLC, Sponsored ADR	906,673
17,184	PNC Financial Services Group, Inc.	1,142,736
95,133	U.S. Bancorp	3,227,863
196,464	Wells Fargo & Company	7,267,203
Total Commercial Banks	13,756,853
Commercial Services & Supplies – 0.9%
3,177	Avery Dennison Corporation	136,833
56,149	Deluxe Corporation	2,324,569
40,642	Pitney Bowes Inc.	603,940
16,031	R.R. Donnelley & Sons Company	193,174
35,497	Waste Management, Inc.	1,391,837
Total Commercial Services & Supplies	4,650,353
Communications Equipment – 2.2%
14,156	ADTRAN, Inc.	278,165
3,408	Ciena Corporation, (2)	54,562
222,389	Cisco Systems, Inc.	4,650,154
11,034	JDS Uniphase Corporation, (2)	147,525
25,703	Motorola Solutions Inc.	1,645,763
71,809	QUALCOMM, Inc.	4,807,613
Total Communications Equipment	11,583,782
Computers & Peripherals – 3.6%
34,529	Apple, Inc.	15,283,571
67,332	Dell Inc.	964,868
108,453	EMC Corporation, (2)	2,590,942
Total Computers & Peripherals	18,839,381
Consumer Finance – 0.6%
23,246	American Express Company	1,568,175
32,690	Discover Financial Services	1,465,820
Total Consumer Finance	3,033,995
Containers & Packaging – 0.4%
37,972	Packaging Corp. of America	1,703,804
5,718	Sonoco Products Company	200,073
Total Containers & Packaging	1,903,877
Distributors – 0.4%
29,044	Genuine Parts Company	2,265,432
Diversified Consumer Services – 0.0%
7,623	Apollo Group, Inc., Class A, (2)	132,564
Diversified Financial Services – 4.6%
414,679	Bank of America Corporation	5,050,790
112,577	Citigroup Inc.	4,980,406
33,950	CME Group, Inc.	2,084,191
189,264	JPMorgan Chase & Co.	8,982,469
39,312	Leucadia National Corporation	1,078,328
40,722	New York Stock Exchange Euronext	1,573,498
Total Diversified Financial Services	23,749,682
Diversified Telecommunication Services – 3.4%
255,347	AT&T Inc.	9,368,681
24,804	CenturyLink Inc.	871,365
250,097	Frontier Communications Corporation	995,386
128,669	Verizon Communications Inc.	6,324,081
18,198	Windstream Corporation	144,674
Total Diversified Telecommunication Services	17,704,187
Electric Utilities – 1.7%
55,280	Duke Energy Corporation	4,012,775
27,323	Great Plains Energy Incorporated	633,620
19,046	OGE Energy Corp.	1,332,839
80,800	Pepco Holdings, Inc.	1,729,120
20,004	Southern Company	938,588
Total Electric Utilities	8,646,942
Electrical Equipment – 0.5%
28,305	Emerson Electric Company	1,581,400
14,553	Rockwell Automation, Inc.	1,256,652
Total Electrical Equipment	2,838,052
Electronic Equipment & Instruments – 0.3%
118,215	Corning Incorporated	1,575,806
Energy Equipment & Services – 2.2%
6,964	Diamond Offshore Drilling, Inc.	484,416
18,452	Ensco International PLC, Class A, Sponsored ADR	1,107,120
79,215	Halliburton Company	3,201,078
16,059	Patterson-UTI Energy, Inc.	382,847
72,390	Schlumberger Limited	5,421,287
16,157	Tidewater Inc.	815,929
Total Energy Equipment & Services	11,412,677
Food & Staples Retailing – 2.0%
75,479	CVS Caremark Corporation	4,150,590
38,696	SUPERVALU INC.	195,028
80,740	Wal-Mart Stores, Inc.	6,041,774
Total Food & Staples Retailing	10,387,392
Food Products – 1.0%
37,375	Kraft Foods Inc., Class A	1,925,934
112,127	Mondelez International Inc.	3,432,207
Total Food Products	5,358,141
Gas Utilities – 1.0%
36,031	AGL Resources Inc.	1,511,500
12,516	Atmos Energy Corporation	534,308
22,995	National Fuel Gas Company	1,410,743
38,518	ONEOK, Inc.	1,836,153
Total Gas Utilities	5,292,704
Health Care Equipment & Supplies – 1.5%
72,041	Abbott Laboratories	2,544,488
4,460	Hologic Inc., (2)	100,796
3,342	Intuitive Surgical, Inc., (2)	1,641,557
78,706	Medtronic, Inc.	3,696,034
Total Health Care Equipment & Supplies	7,982,875
Health Care Providers & Services – 2.0%
6,901	Brookdale Senior Living Inc., (2)	192,400
15,450	Coventry Health Care, Inc.	726,614
48,093	Express Scripts, (2)	2,772,561
13,578	HCA Holdings Inc.	551,674
1,116	Henry Schein Inc., (2)	103,286
39,267	Kindred Healthcare Inc., (2)	413,482
71,299	UnitedHealth Group Incorporated	4,079,016
25,221	Wellpoint Inc.	1,670,387
Total Health Care Providers & Services	10,509,420
Health Care Technology – 0.0%
114	Cerner Corporation, (2)	10,802
Hotels, Restaurants & Leisure – 1.3%
22,200	Carnival Corporation	761,460
42,761	International Game Technology	705,557
2,272	Interval Leisure Group Inc.	49,393
53,750	McDonald’s Corporation	5,358,338
Total Hotels, Restaurants & Leisure	6,874,748
Household Durables – 0.8%
2,990	Garmin Limited	98,790
64,653	Newell Rubbermaid Inc.	1,687,443
13,864	Tupperware Corporation	1,133,243
11,356	Whirlpool Corporation	1,345,232
Total Household Durables	4,264,708
Household Products – 1.9%
14,878	Colgate-Palmolive Company	1,756,050
11,711	Kimberly-Clark Corporation	1,147,444
90,419	Procter & Gamble Company	6,967,688
Total Household Products	9,871,182
Industrial Conglomerates – 2.6%
38,964	3M Co.	4,142,263
412,215	General Electric Company	9,530,411
57	Siemens AG, Sponsored ADR	6,145
Total Industrial Conglomerates	13,678,819
Insurance – 2.3%
47,749	Allstate Corporation	2,343,043
8,871	Arthur J. Gallagher & Co.	366,461
36,694	Fidelity National Title Group Inc., Class A	925,790
20,464	Hartford Financial Services Group, Inc.	527,971
13,665	Kemper Corporation	445,616
60,781	Lincoln National Corporation	1,982,068
63,707	Marsh & McLennan Companies, Inc.	2,418,955
35,546	Travelers Companies, Inc.	2,992,618
Total Insurance	12,002,522
Internet & Catalog Retail – 1.2%
14,883	Amazon.com, Inc., (2)	3,966,171
3,103	HSN, Inc.	170,231
2,786	Priceline.com Incorporated, (2)	1,916,573
Total Internet & Catalog Retail	6,052,975
Internet Software & Services – 2.4%
10,937	Akamai Technologies, Inc., (2)	385,967
49,259	eBay Inc., (2)	2,670,823
8,710	Google Inc., Class A, (2)	6,916,001
44,605	United Online, Inc.	268,968
5,616	ValueClick, Inc., (2)	165,953
10,002	VeriSign, Inc., (2)	472,895
71,826	Yahoo! Inc., (2)	1,690,066
Total Internet Software & Services	12,570,673
IT Services – 4.0%
34,359	Automatic Data Processing, Inc.	2,234,022
17,199	Cognizant Technology Solutions Corporation, Class A, (2)	1,317,615
32,696	Fidelity National Information Services	1,295,416
38,580	International Business Machines Corporation (IBM)	8,229,114
3,197	Lender Processing Services Inc.	81,396
5,819	MasterCard, Inc.	3,148,835
42,671	Paychex, Inc.	1,496,472
16,519	Visa Inc., Class A	2,805,587
Total IT Services	20,608,457
Leisure Equipment & Products – 0.4%
19,609	Polaris Industries Inc.	1,813,636
Machinery – 2.6%
15,616	Caterpillar Inc.	1,358,124
15,272	Cummins Inc.	1,768,650
20,884	Deere & Company	1,795,606
13,600	Graco Inc.	789,208
13,107	Ingersoll Rand Company Limited, Class A	721,016
16,893	Parker Hannifin Corporation	1,547,061
11,767	Snap-on Incorporated	973,131
22,597	SPX Corporation	1,784,259
27,348	Stanley Black & Decker Inc.	2,214,368
12,000	Timken Company	678,960
Total Machinery	13,630,383
Media – 3.2%
44,936	CBS Corporation, Class B	2,098,062
114,249	Comcast Corporation, Class A	4,799,600
39,613	New York Times, Class A, (2)	388,207
35,396	Omnicom Group, Inc.	2,084,824
114,479	Regal Entertainment Group, Class A	1,908,365
92,204	Walt Disney Company	5,237,187
Total Media	16,516,245
Metals & Mining – 0.9%
88,284	Alcoa Inc.	752,180
44,474	Freeport-McMoRan Copper & Gold, Inc.	1,472,089
6,726	Newmont Mining Corporation	281,752
24,595	Nucor Corporation	1,135,059
32,749	Southern Copper Corporation	1,230,380
Total Metals & Mining	4,871,460
Multiline Retail – 1.1%
4,000	Family Dollar Stores, Inc.	236,200
36,680	Macy’s, Inc.	1,534,691
25,718	Nordstrom, Inc.	1,420,405
8,076	Sears Holding Corporation, (2)	403,558
30,023	Target Corporation	2,055,074
Total Multiline Retail	5,649,928
Multi-Utilities – 1.8%
40,212	Ameren Corporation	1,408,224
22,660	Consolidated Edison, Inc.	1,382,940
63,324	Integrys Energy Group, Inc.	3,682,924
15,734	Northwestern Corporation	627,157
60,347	Public Service Enterprise Group Incorporated	2,072,316
Total Multi-Utilities	9,173,561
Oil, Gas & Consumable Fuels – 8.5%
9,051	Cenovus Energy Inc.	280,490
75,513	Chevron Corporation	8,972,455
59,011	ConocoPhillips	3,546,561
39,168	CONSOL Energy Inc.	1,318,003
22,581	Continental Resources Inc., (2)	1,962,966
16,151	EnCana Corporation	314,298
26,969	EOG Resources, Inc.	3,453,920
170,355	Exxon Mobil Corporation	15,350,689
36,332	Occidental Petroleum Corporation	2,847,339
38,405	Phillips 66	2,687,198
4,626	Total SA, Sponsored ADR	221,955
69,748	Valero Energy Corporation	3,172,837
Total Oil, Gas & Consumable Fuels	44,128,711
Pharmaceuticals – 6.6%
72,041	AbbVie Inc.	2,937,832
111,190	Bristol-Myers Squibb Company	4,579,916
41,183	Eli Lilly and Company	2,338,783
116,804	Johnson & Johnson	9,523,030
132,433	Merck & Company Inc.	5,857,512
308,278	Pfizer Inc.	8,896,903
Total Pharmaceuticals	34,133,976
Professional Services – 0.1%
3,665	Manpower Inc.	207,879
6,949	Resources Connection, Inc.	88,252
Total Professional Services	296,131
Real Estate Investment Trust – 2.8%
79,873	Annaly Capital Management Inc.	1,269,182
39,521	Brandywine Realty Trust	586,887
44,183	CapLease Inc.	281,446
25,456	CommonWealth REIT	571,233
55,131	CubeSmart	871,070
15,432	Health Care REIT, Inc.	1,047,987
47,225	Healthcare Realty Trust, Inc.	1,340,718
45,684	Hospitality Properties Trust	1,253,569
88,469	Lexington Corporate Properties Trust	1,043,934
27,077	Liberty Property Trust	1,076,311
17,263	Medical Properties Trust Inc.	276,899
28,311	MFA Mortgage Investments, Inc.	263,859
26,716	Senior Housing Properties Trust	716,790
11,215	Sun Communities Inc.	553,236
25,238	Ventas Inc.	1,847,422
54,475	Weyerhaeuser Company	1,709,426
Total Real Estate Investment Trust	14,709,969
Road & Rail – 0.9%
17,765	Norfolk Southern Corporation	1,369,326
24,329	Union Pacific Corporation	3,464,693
Total Road & Rail	4,834,019
Semiconductors & Equipment – 2.3%
25,275	Analog Devices, Inc.	1,175,035
96,369	Applied Materials, Inc.	1,299,054
21,444	Broadcom Corporation, Class A	743,463
247,273	Intel Corporation	5,402,915
12,846	Intersil Holding Corporation, Class A	111,889
3,087	Lam Research Corporation, (2)	127,987
24,776	Microchip Technology Incorporated	910,766
27,856	NVIDIA Corporation	357,114
51,579	Texas Instruments Incorporated	1,830,023
Total Semiconductors & Equipment	11,958,246
Software – 3.7%
23,572	Adobe Systems Incorporated, (2)	1,025,618
18,599	Autodesk, Inc., (2)	767,023
336,167	Microsoft Corporation	9,617,738
181,687	Oracle Corporation	5,875,758
9,475	Salesforce.com, Inc., (2)	1,694,414
Total Software	18,980,551
Specialty Retail – 2.4%
18,330	Abercrombie & Fitch Co., Class A	846,846
41,497	American Eagle Outfitters, Inc.	775,994
21,475	Best Buy Co., Inc.	475,671
50,218	Home Depot, Inc.	3,504,212
36,675	Limited Brands, Inc.	1,637,901
71,238	Lowe’s Companies, Inc.	2,701,345
364	Orchard Supply Hardware Stores Corporation, (2)	1,441
472	Ross Stores, Inc.	28,613
13,465	Tiffany & Co.	936,356
28,637	TJX Companies, Inc.	1,338,780
Total Specialty Retail	12,247,159
Textiles, Apparel & Luxury Goods – 0.5%
7,159	Cherokee Inc.	98,078
14,066	VF Corporation	2,359,572
Total Textiles, Apparel & Luxury Goods	2,457,650
Thrifts & Mortgage Finance – 0.2%
36,703	Hudson City Bancorp, Inc.	317,114
60,610	New York Community Bancorp Inc.	869,754
Total Thrifts & Mortgage Finance	1,186,868
Tobacco – 2.1%
97,022	Altria Group, Inc.	3,336,587
69,806	Philip Morris International	6,471,714
20,787	Reynolds American Inc.	924,814
5,109	Vector Group Ltd.	82,357
Total Tobacco	10,815,472
Wireless Telecommunication Services – 0.0%
5,500	USA Mobility Inc.	72,985
Total Common Stocks (cost $361,148,815)	521,810,760

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
Short-Term Investments – 4.5%

$ 23,525	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/13, repurchase price $23,524,777, collateralized by $24,110,000 U.S. Treasury Notes, 0.500%, due 7/31/17, value $23,998,684	0.010%	4/01/13	$ 23,524,751
Total Short-Term Investments (cost $23,524,751)	23,524,751
Total Investments (cost $384,673,566) – 104.9%	545,335,511
Other Assets Less Liabilities – (4.9)% (3)	(25,301,547)
Net Assets – 100%	$ 520,033,964

Investments in Derivatives as of March 31, 2013 Call Options Written outstanding:

Number of	Notional	Expiration	Strike
Contracts	Type	Amount (4)	Date	Price	Value (3)
Call Options Written — (3.0)%
(801)	S&P 500 Index	$ (120,150,000)	4/20/13	$ 1,500	$ (5,623,020)
(384)	S&P 500 Index	(58,560,000)	4/20/13	1,525	(1,837,440)
(654)	S&P 500 Index	(101,370,000)	4/20/13	1,550	(1,801,770)
(409)	S&P 500 Index	(62,372,500)	5/18/13	1,525	(2,229,050)
(446)	S&P 500 Index	(68,461,000)	5/18/13	1,535	(2,087,280)
(600)	S&P 500 Index	(93,000,000)	5/18/13	1,550	(2,148,000)
(3,294)	Total Call Options Written (premiums received $10,287,375)	$ (503,913,500)	$ (15,726,560)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$ 521,810,760	$ –	$ –	$ 521,810,760
Short-Term Investments:
Repurchase Agreements	–	23,524,751	–	23,524,751
Derivatives:
Call Options Written	(15,726,560)	–	–	(15,726,560)
Total	$ 506,084,200	$ 23,524,751	$ –	$ 529,608,951

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2013, the cost of investments (excluding investments in derivatives) was $385,085,811.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2013, were as follows:

Gross unrealized:
Appreciation	$ 197,947,141
Depreciation	(37,697,441)

Net unrealized appreciation (depreciation) of investments	$ 160,249,700

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Other Assets Less Liabilities includes the Value of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(4)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(5)	The Fund may designate up to 100% of its common stock investments to cover outstanding call options written.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Equity Premium Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2013